Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Selling, general and administrative	¥ 2,799,593	$ 398,939	¥ 3,066,264
Others
Related Party Transaction [Line Items]
Cost of revenues	234,474	33,412	259,840
Selling, general and administrative	11,698	1,667	18,890
Membership services | Baidu
Related Party Transaction [Line Items]
Revenues	73,794	10,516	69,529
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenues	5,555	792	14,395
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenues	48,541	6,917	152,613
Content distribution | Others
Related Party Transaction [Line Items]
Revenues	192,030	27,364	169,195
Other Revenues | Others
Related Party Transaction [Line Items]
Revenues	40,778	5,811	76,854
PAG
Related Party Transaction [Line Items]
Interest income	73,847	10,523	0
License Fees | Baidu
Related Party Transaction [Line Items]
Cost of revenues	27,125	3,865	11,162
Bandwidth and Cloud Services Fee | Baidu
Related Party Transaction [Line Items]
Cost of revenues	440,373	62,753	412,486
Advertising Services Expense | Baidu
Related Party Transaction [Line Items]
Selling, general and administrative	¥ 92,017	$ 13,112	¥ 85,940